Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ColdQuanta Inc dba Infleqtion [Member]
Accrued Liabilities [Line Items]
Accrued Liabilities
8
. Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	As of
	September 30, 2025	December 31, 2024
Accrued wages	$1,621	$942
Accrued vacation	303	331
Accrued other compensation	802	650
Warranty liability	19	14
VAT liability	83	575
Accrued contingent payments	2,000	—
Accrued offering costs	1,197	—
Goods and services received, not yet invoiced	2,225	3,932
Series C convertible redeemable preferred stock unpaid issuance costs	—	2,650
Other accruals	239	184

Total accrued liabilities	$8,489	$9,278

9. Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accrued wages	$942	$1,505
Accrued vacation	331	555
Accrued other compensation	650	274
Warranty liability	14	10
VAT liability	575	—
Goods and services received, not yet invoiced	3,932	720
Series C convertible redeemable preferred stock unpaid issuance costs	2,650	—
Other accruals	184	22

Total accrued liabilities	$9,278	$3,086